LONG-TERM BANK DEBT	12 Months Ended
Dec. 31, 2014
LONG-TERM BANK DEBT [Abstract]
LONG-TERM BANK DEBT

NOTE 10:-   LONG-TERM BANK DEBT

a.       Classified by currency, linkage terms and interest rates:

	Interest rate		December 31,
	2013	2014	2013	2014

	%
In or linked to NIS	3.33	-	$6	$-
In or linked to US$	3.65	3.65	2,375	1,875

			2,381	1,875
Less - current maturities			506	500

			$1,875	$1,375
Weighted average interest rates at the end of the year	3.65	3.65

b.           As of December 31, 2014, the aggregate annual maturities of the long-term loans are as follows:

2015	$500
2016	500
2017	500
2018	375

$1,875

c.           For charges, see Note 11g.